BUSINESS SEGMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Combination Segment Allocation [Line Items]
Product sales	$ 43,658,828	$ 42,638,117	$ 52,469,229
People's Republic of China [Member]
Business Combination Segment Allocation [Line Items]
Product sales	38,431,632	34,002,646	44,615,729
Others [Member]
Business Combination Segment Allocation [Line Items]
Product sales	$ 5,227,196	$ 8,635,471	$ 7,853,500